INTERIM CONSOLIDATED BALANCE SHEETS (Parentheticals) - shares	Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares authorized	450,000,000	450,000,000
Ordinary shares issued	49,588,235	49,588,235
Ordinary shares outstanding	49,588,235	49,588,235
Class B Ordinary Shares
Ordinary shares authorized	50,000,000	50,000,000
Ordinary shares issued	1,000,000	1,000,000
Ordinary shares outstanding	1,000,000	1,000,000